CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)	Ordinary shares Initial public offering CNY	Ordinary shares Private Placement CNY	Ordinary shares CNY	Additional paid-in capital Initial public offering CNY	Additional paid-in capital Private Placement CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated Deficit CNY	Initial public offering CNY	Private Placement CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011			17,757			200,000	(14,803,532)	(159,329,600)				(173,915,375)
Balance (in shares) at Dec. 31, 2011			26,000,000
Changes Stockholders' Equity
Foreign currency translation adjustments							(62,321)					(62,321)
Net loss								(107,189,923)				(107,189,923)
Balance at Dec. 31, 2012			17,757			200,000	(14,865,853)	(266,519,523)				(281,167,619)
Balance (in shares) at Dec. 31, 2012			26,000,000
Changes Stockholders' Equity
Foreign currency translation adjustments							(4,857,417)					(4,857,417)
Deemed dividend from modification of Series A Convertible Preferred Shares								(59,428,400)				(59,428,400)
Net loss								(79,632,079)				(79,632,079)
Balance at Dec. 31, 2013			17,757			200,000	(19,723,270)	(405,580,002)				(425,085,515)
Balance (in shares) at Dec. 31, 2013			26,000,000
Changes Stockholders' Equity
Capital contribution from shareholders of VIE						70,000						70,000
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering			56,277			731,990,874						732,047,151
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering ( in shares)			85,852,919
Issuance of ordinary shares,net of issuance costs	23,059	22,529		632,448,980	891,490,644				632,472,039	891,513,173
Issuance of ordinary shares,net of issuance costs (in shares)	37,406,666	36,812,868
Issuance of ordinary shares pursuant to share incentive plan			1,446			3,353,463						3,354,909
Issuance of ordinary shares pursuant to share incentive plan ( in shares)			2,363,469
Share-based compensation expenses						39,172,678						39,172,678
Foreign currency translation adjustments							(1,357,458)				(218,783)	(1,357,458)
Deemed dividend from modification of Series A Convertible Preferred Shares								(15,605,908)			(2,515,216)	(15,605,908)
Net loss								(447,857,851)			(72,181,581)	(447,857,851)
Balance at Dec. 31, 2014			121,068			2,298,726,639	(21,080,728)	(869,043,761)			$ 227,044,969	1,408,723,218
Balance (in shares) at Dec. 31, 2014			188,435,922